SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - Goodvision Inc [Member] - USD ($)	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 13,250,273	$ 1,056,554	$ 455,984
Less: allowance for credit losses
Accounts receivable, net	$ 13,250,273	$ 1,056,554	$ 455,984